Going Concern	12 Months Ended
Jul. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Going Concern
Going Concern

These financial statements have been prepared on a going concern basis, which implies the Company will continue to realize its assets and discharge its liabilities in the normal course of business. During the period ended July 31, 2014, the Company incurred a net loss of $416,133 during the year ended July 31, 2014, and as of that date, the Company’ had a working capital deficit of $1,042,653 and its total liabilities exceeded its total assets by $906,825. Those factors create an uncertainty about the Company’s ability to continue as a going concern. The continuation of the Company as a going concern is dependent upon the continued financial support from its members, the ability of the Company to obtain necessary equity and debt financing to continue operations, and the attainment of profitable operations.  These factors raise substantial doubt regarding the Company’s ability to continue as a going concern. These financial statements do not include any adjustments to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

The Company intends to fund operations through equity and debt financing arrangements, which may be insufficient to fund its capital expenditures, working capital and other cash requirements for the year ending July 31, 2014.